Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
34.1    Renegotiation of debentures
As of January 20, 2023, the subsidiary ALAB renegotiated the terms of its local debentures, within the scope of the 9th and 10th issue, in order to extend their maturity from December 20, 2027 to December 20, 2028.
34.2    Judgment of the STF on res judicata in tax matters
The Federal Supreme Court (“STF”) finalized the judgment, on February 8, 2023, of the extraordinary appeals RE nº 955227 (Topic 885) and RE nº 949297 (Topic 881), and consolidated the understanding in the sense that a definitive decision (res judicata) obtained by a given taxpayer on taxes collected on a continuous basis loses its effects if the Court decides otherwise later. Also, the STF did not accept the request for modulation of the effects of the decision, so that the tax authorities can collect the taxes that were no longer collected based on such decisions. The Company reviewed the tax matters for which it has a final decision (res judicata) in the last 5 (five) years and did not identify any material impact of the STF judgment on the treatment currently given to its tax payments.
34.3    Reverse factoring
Up to the date of issuance of these financial statements, the Company fully settled the reverse factoring balance.
34.4    Agreement with Aircraft Lessors and Manufacturers
Pursuant to a material fact disclosed by the Company on March 5, 2023, commercial agreements were entered into with lessors representing more than 90% of outstanding lease liabilities, subject to certain conditions and corporate approvals.
These agreements represent a significant part of a comprehensive plan that aims to strengthen Azul's cash generation and improve its capital structure, in addition to delivering 100% of previously agreed amounts to lessors, through a combination of long-term debt and equity priced on a restructured balance sheet.
Based on these agreements, the lessors will reduce Azul's lease payments to eliminate differences negotiated during the Covid-19 pandemic, as well as the difference between Azul's contractual lease rates and current market rates. In exchange, the lessors will receive a negotiable bond maturing in 2030 and shares in Azul.

On April 4, 2023, the Company entered into a deferral agreement with certain lessors, comprising 57 aircraft, in which it was agree to defer certain rental payments due from January 2023, up to June 2023, amounting to US$114,309. Repayment of such lease payment is to be concluded until the end of 2024.

On the same date, the Company entered into an agreement requesting and obtaining a temporary forbearance from its lessors related to certain rights arising in respect of possible defaults under the existing leases.